Business Combinations (Tables)	12 Months Ended
Jun. 30, 2022
Business combinations [Abstract]
Schedule of Business Combinations

Total consideration
Cash paid	26,983
Common shares issued	9,230
Common shares issuable	9,683
Indemnity holdback	3,000
Contingent consideration	14,371
63,267

Net identifiable assets acquired (liabilities assumed)
Cash	2,513
Accounts receivables	3,713
Biological assets	232
Inventories	10,441
Prepaid expenses and deposits	151
Investments in associates	1,156
Property, plant equipment	10,453
Intangible assets
Permits and licenses	6,100
Brand	10,800
45,559

Accounts payable and accruals	5,831
Deferred tax liability	2,862
8,693

Provisional purchase price allocation
Net identifiable assets acquired	36,866
Goodwill	26,401
63,267

Net cash outflows
Cash consideration paid	(26,983)
Cash acquired	2,513
(24,470)